Organization and Summary of Significant Accounting Policies (Details Narrative) - USD ($)				3 Months Ended						9 Months Ended		12 Months Ended
	Nov. 05, 2019	Sep. 30, 2019	Sep. 20, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Sep. 29, 2019	Jan. 02, 2019	May 25, 2018
Accumulated deficit		$ (10,207,567)		$ (10,207,567)						$ (10,207,567)		$ (7,624,134)	$ (3,859,086)
Net Loss				(863,524)	$ (969,077)	$ (750,832)	$ (852,822)	$ (1,206,255)	$ (1,096,798)	(2,583,433)	$ (3,155,874)	(3,765,047)	(1,856,315)
Net cash used in operating activities										(1,236,659)	(3,243,938)	(3,707,914)	(1,654,617)
Cash and cash equivalents		504,302		504,302						504,302		$ 1,740,961	2,847,429
Payments made directly by investor for clinical trial costs										689,168
Repayment made directly by investor for clinical trial expenses										210,832
Debt instrument, conversion price per share																$ 2.043
Common stock, forfeited
Proceeds from sale of convertible notes													2,580,000
Impairment of long-lived assets
Right-of-use asset		238,186		238,186						238,186
Lease obligations		$ 244,162		$ 244,162						$ 244,162
Accounting Standards Update 2016-02 [Member]
Right-of-use asset															$ 293,198
Lease obligations															$ 303,161
8% Senior Convertible Notes [Member] | New and Existing Investors [Member]
Debt instrument, interest percentage		8.00%		8.00%						8.00%
8% Senior Convertible Notes [Member] | New and Existing Investors [Member] | Subsequent Event [Member]
Debt instrument, interest percentage	8.00%
Proceeds from sale of convertible notes	$ 745,000
Two LOC Agreements [Member] | Lenders [Member]
Maximum revolving line of credit			$ 1,400,000
Line of credit, interest percentage			8.00%
Debt instrument, conversion price per share			$ 2.04
Debt instrument, conversion terms			Under the LOC Agreements, all funds borrowed will bear an 8% annual interest rate. The lenders have the right to convert all or any portion of the debt and interest into shares of our common stock at a conversion price equal to the lower of (i) $2.04 per share (ii) a price per share equal to a 10% discount to the pre-money valuation of a Qualified Financing or an Equity State Transaction or (iii) at an adjusted price; all as defined in the 8% Senior Note agreement. The lenders will also receive stock purchase warrants on a 1:1 basis to the number of shares of common stock received that have an exercise price equal to the greater of (i) the closing price of our common stock on the date of conversion or (ii) $2.72 per share.
LOC Agreement One [Member] | Lenders [Member]
Maximum revolving line of credit			$ 700,000
LOC Agreement Two [Member] | Lenders [Member]
Maximum revolving line of credit			$ 700,000
Line of Credit Agreements [Member] | CorLyst, LLC [Member]
Common stock beneficially owned, shares			6,859,527
Equity method investment, ownership percentage			17.70%
Pledge Agreement [Member] | PoC Capital [Member]
Maximum revolving line of credit		$ 900,000		$ 900,000						$ 900,000				$ 1,800,000
Pledge Agreement [Member] | PoC Capital [Member] | Until Certain Milestones Payment [Member]
Common stock, forfeited		396,476
Warrants, forfeited		396,476
Prepaid and Other [Member]
Repayment made directly by investor for clinical trial expenses										$ 180,119